Income Taxes (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets/(liabilities)
Net operating loss carryforward	$ 466,100	$ 412,600	$ 595,300
R&D Credits	84,700	80,300	41,300
Operating lease assets	2,300	2,200	800
Capitalize research & development costs	41,300	53,600	73,400
Depreciation & amortization		2,300	600
Total deferred tax assets	593,200	551,000	711,400
Valuation allowance	(593,200)	(551,000)	(711,400)
Net	0	0	0
Deferred tax assets/(liabilities)
Stock-based compensation	4,100	0
Depreciation & amortization	(5,300)	2,300
Net	$ 0	$ 0	$ 0